Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 467,219	$ 593,652
Accounts receivable	56,469	69,718
Prepaid expenses and other current assets	15,845	15,671
Inventories	8,761	8,300
Total current assets	548,294	687,341
Non-current assets
Vessels and drydock	3,955,446	3,997,789
Right-of-use assets	67,266	0
Other assets	97,233	75,210
Goodwill	11,539	11,539
Restricted cash	12,294	12,285
Total non-current assets	4,143,778	4,096,823
Total assets	4,692,072	4,784,164
Current liabilities
Current portion of long-term debt	295,543	297,934
Finance lease liabilities	115,689	114,429
Current lease liabilities	20,708	0
Accounts payable	15,354	11,865
Accrued expenses	29,175	22,972
Total current liabilities	476,469	447,200
Non-current liabilities
Long-term debt	1,094,910	1,192,000
Finance lease liability	1,248,231	1,305,952
Non-current lease liabilities	47,364	0
Total non-current liabilities	2,390,505	2,497,952
Total liabilities	2,866,974	2,945,152
Shareholders’ equity
Common stock, $0.01 par value per share; 150,000,000 and 75,000,000 shares authorized; 51,615,220 and 51,397,562 issued and outstanding shares as of June 30, 2019 and December 31, 2018, respectively.	580	5,776
Additional paid-in capital	2,657,375	2,648,599
Treasury shares	(467,057)	(467,056)
Accumulated deficit(1)	(365,800)	(348,307)
Total shareholders’ equity	1,825,098	1,839,012
Total liabilities and shareholders’ equity	$ 4,692,072	$ 4,784,164